Reverse Take-over and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves, and Other Equity Interest [Abstract]
Schedule of consideration paid and net assets assumed, asset acquisition
The acquisition of the Company has been accounted for as follows, on a post-consolidation basis (Note 15):

Consideration paid for the deemed acquisition of the Company:	$

3,328,087 common shares deemed issued to the Company's existing shareholders (1)	21,737
2,425,000 Options deemed issued to the Company's existing optionholders (2)	1,108
Transaction costs	1,102
23,947

Net assets of Guerrero Ventures Inc. deemed acquired as at May 27, 2020:

Net assets	455

Listing expenses	23,492
(1)Based on the 3,328,087 common shares outstanding as at May 27, 2020. The price of the shares was based on the pricing of the Financing.
(2)Based on the 2,425,000 Options outstanding as at May 27, 2020. The fair value of the Options was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: risk-free interest rate of 0.4%, average projected volatility of 41%, dividend yield of 2.2%, average expected life of Options of 4.2 years for a fair value of the Options of $4.57 per Option.
Schedule of detailed information about asset acquisition	As such, the consideration paid and the allocation to the net assets acquired, are summarized as follows, on a post-consolidation basis (Note 15):

	Bonikro Gold Stream	Yamana Portfolio
Consideration paid for the acquisitions:	$	$

6,873,844 common shares issued to Orion Group (1)	38,160	—
6,650,000 common shares issued to the Yamana Group (2)	—	37,786
Deferred Payment to Yamana – debt host(3)	—	8,680
Fair value of conversion option of Deferred Payment to the Yamana Group(3)	—	1,320
Cash(4)	—	10,000
Nomad’s transaction costs	—	177

	38,160	57,963

Assets acquired and liabilities assumed:
Cash	3,149	—
Royalty, stream and other interests	35,011	57,963

	38,160	57,963
(1)The fair value of the consideration paid in common shares represents the fair value of the shares based on the pricing of the concurrent private placement minus a discount to take into account the twelve-month restrictions on their disposition.
(2)The fair value of the consideration paid in common shares represents the fair value of the shares based on the pricing of the concurrent private placement minus a discount to take into account the six-month restrictions on their disposition.
(3)The Deferred Payment is a financial instrument, comprising a debt host and a conversion option. The initial carrying amount of $8,680,000 for the debt host represents the residual amount of the Deferred Payment after separating out the $1,320,000 fair value of the embedded conversion option derivative (Note 13).
(4)At closing of the RTO Transaction, an amount of $2,241,000 was retained from the Cash Consideration to pay the withholding taxes payable in Brazil related to the gain realized by the Yamana Group. This amount was paid to the Brazilian tax authorities during the second quarter of 2020.